Technology platform-based income - Summary of Technology platform based income (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	¥ 8,161,022	¥ 15,318,744	¥ 29,214,613
Retail credit and enablement service fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8,066,367	15,134,217	28,621,121
Other technology platform-based income [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	¥ 94,655	¥ 184,527	¥ 593,492